WARRANT LIABILITY AND PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2024
Warrant Liability And Preferred Shares
SCHEDULE OF WARRANT LIABILITY

The balance of the warrant liability is as follows:

	Warrants January 11, 2022		Pre-funded warrants October 31, 2023		Regular warrants April 9, 2024		Prefunded warrants (May 10 2024)		Regular warrants (June 5 2024)		Prefunded warrants (June 28 2024)		Prefunded warrants (August 15 2024)		Total
	# of Units	Amount	# of Units	Amount	# of Units	Amount	# of Units	Amount	# of Units	Amount	# of Units	Amount	# of Units	Amount	# of Units	Amount
Balance, Dec 31, 2023	80	$3,158	206	153,275	0	0	0	0	0	0	0	0	0	0	286	156,433

Issuance of warrants					656	104,871	16,705	3,969,929	3,733	626,482	56,026	5,999,999	227,294	3,977,269	304,414	14,678,550
Exercise of pre-funded warrants															-	-
Exercise of warrants April 11, 2024			(150)	(85,320)											(150)	(85,320)
Exercise of Warrants May10-29							(16,705)	(6,445,594)							(16,705)	(6,445,594)
Extinguishment of warrant liability (June 5, 2024)					(656)	(312,983)									(656)	(312,983)
Exercise of Warrants July 1-26, 2024											(56,026)	(5,583,735)			(56,026)	(5,583,735)
Extinguishment of warrant liability July 11, 2024									(3,733)	(1,602,021)					(3,733)	(1,602,021)
Exercise of Warrants August 15-Sep 10, 2024													(227,294)	(3,724,084)	(227,294)	(3,724,084)
															-	-
Change in fair value		(3,158)		(67,855)		82,361		(1,372,403)		975,539		(416,264)		(1,685,514)	-	(2,487,294)
Extinguishment of warrant liability															-	-
Day 1 loss						125,751		3,848,068						1,432,329	-	5,406,148
Balance, December 31, 2024	80	$-	56	100	-	-	-	-	-	-	-	-	-	-	136	100

(b)	Preferred Share Liability

SCHEDULE OF PREFERRED SHARE LIABILITY

The balance of the Preferred Share Liability is as follows:

		Pref share
Class C Preferred Share Activity	# of Units	Liability $
Opening Balance January 1, 2024	-	-
Issuances for the period	2,073	2,438,825
Converted into common shares	(811)	(954,118)
Redemptions	(353)	(415,294)
Closing Balance December 31, 2024	909	$1,069,413